Summary of Significant Accounting Policies - Schedule of Revenue by Nature from Continuing Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue by Nature from Continuing Operations [Line Items]
Total revenue	$ 3,370,789	$ 1,828,976	$ 10,781
Equipment and accessories [Member]
Schedule of Revenue by Nature from Continuing Operations [Line Items]
Total revenue	3,118,402	1,176,070	10,781
Technological consulting and other services [Member]
Schedule of Revenue by Nature from Continuing Operations [Line Items]
Total revenue	152,444	652,906
Craft beer and vending machine [Member]
Schedule of Revenue by Nature from Continuing Operations [Line Items]
Total revenue	$ 99,943